Debt - Additional Information (FY) (Details)					3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 29, 2018 USD ($)	Aug. 22, 2017 USD ($)	Apr. 19, 2017 USD ($)	Jan. 02, 2014 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Principal payments on senior loan					$ 50,259,000	$ 91,195,000		$ 91,195,000	[1]	$ 7,325,000	$ 27,447,000
Long-term debt, gross					290,000,000			340,259,000
Amortization of debt issuance costs					261,000	$ 855,000		1,336,000	[1]	1,643,000	1,686,000
Senior Loan
Debt Instrument [Line Items]
Principal payments on senior loan					50,300,000			91,200,000		7,300,000	$ 26,300,000
Long-term debt, gross					290,000,000			340,259,000		$ 431,454,000
Accelerated debt issuance expense					$ 700,000			$ 1,500,000
Prepayment deadline following quarterly financial statement if leverage ratio exceeds 2.50					5 days			5 days
Maximum leverage ratio					2.50			2.50
Weighted average interest rate								3.98%		4.45%
Amortization of debt issuance costs					$ 2,600,000
Senior Loan | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Debt instrument, fair value disclosure								$ 342,000,000		$ 436,300,000
Senior Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Face amount				$ 460,000,000
Senior Loan | 2023 Term Loans
Debt Instrument [Line Items]
Face amount				$ 281,600,000
Debt, LIBOR floor				1.00%
Proceeds from issuance of senior long-term debt		$ 100,000,000	$ 90,000,000
Periodic principal payment							$ 1,200,000
Senior Loan | 2023 Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
Debt, LIBOR floor				1.00%
Senior Loan | Initial Term Loans
Debt Instrument [Line Items]
Face amount				$ 133,000,000
Repurchased face amount			$ 133,000,000
Senior Loan | 2025 Term Loans
Debt Instrument [Line Items]
Face amount	$ 466,200,000
Debt, LIBOR floor				1.00%
Periodic principal payment								1,200,000
Long-term debt, gross								$ 340,300,000
Weighted average interest rate								3.98%
Senior Loan | 2025 Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Debt, LIBOR floor	1.00%
Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross								$ 0		$ 25,000,000
Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 50,000,000
Line of credit outstanding					$ 0			$ 0

[1]	For discussion on the restatement adjustments, see Note 4.